Income Tax Expense	12 Months Ended
Jun. 30, 2024
Income Tax Expense
Income Tax Expense

24 Income Tax Expense

	2024	2023
	AUD$	AUD$
Current taxes	347,691	109,878
Deferred tax expense (benefit)	(34,270)	-
Income tax expense	313,421	109,878

(a)	Reconciliation of income tax to accounting profit:

	2024	2023
	AUD$	AUD$
(Loss)/Net Profit before Tax	(20,917,260)	1,954,848
Tax	25%	25%
	(5,229,315)	488,712
Less:
Tax offset of Research & Development incentive	-	115,960
Tax adjustment of transaction cost to be amortized over the time	(5,584,202)	-
Recoupment of prior year tax losses not previously brought to account	41,466	262,874
Income tax expense	313,421	109,878